CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN EQUITY (UNAUDITED) (Parenthetical) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Consolidated Statement Of Changes In Equity [Abstract]
Total comprehensive income attributable to owners of the parent	£ 1,448	£ 3,426	£ 2,045
Total equity excluding non-controlling interests	£ 39,570	£ 40,373	£ 39,800